Offerings - Offering: 1	Jun. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Union Electric Company's 5.75% First Mortgage Bonds due 2056
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 496,620,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,583.22
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" exhibit in Union Electric Company's Registration Statement on Form S-3 (File No. 333-274977-02), which was filed on October 13, 2023.